Pensions and post-retirement benefits - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) director contract	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Sep. 30, 2023 GBP (£)	Sep. 30, 2022 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ 119	£ 28	£ 58
Surplus in plan	£ 3,494	4,559
Number of longevity reinsurance contracts | contract	2
Percentage of current pensioner liabilities covered	75.00%
Past service cost	£ 0	20	£ 0
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	151	209
Benefits paid	1,115	1,339
Past service cost	0	20
Fair value of scheme assets
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	(1,115)	(1,339)
Plan assets, at fair value	(24,914)	(25,360)
Barclays Bank PLC | Fair value of scheme assets
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments	0	0
Bonds	£ 0	0
Director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	6
Independent director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	3
Member nominated director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director	3
UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ 151
UKRF | UK | Barclays Bank UK PLC
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	8
UKRF | UK | Barclays Execution Services
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	24
Section 75 Contribution Plan
Disclosure of net defined benefit liability (asset) [line items]
Past service cost	0	0
Pension defined benefit plans | Foreign countries | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	£ 694	£ 690
Pension defined benefit plans | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Scheme as a percentage of total retirement benefit obligations	96.00%	96.00%
Surplus in plan	£ 3,616	£ 4,690
Benefits paid	1,075	1,299
Transfers out of the fund and contribution refunds	122	390
Plan assets, at fair value	(24,234)	(24,680)
Estimate of contributions expected to be paid to plan for next annual reporting period	4
Pension defined benefit plans | UKRF | UK | Longevity reinsurance contracts
Disclosure of net defined benefit liability (asset) [line items]
Plan assets, at fair value	£ (131)	£ (123)
Pension defined benefit plans | UKRF | UK | 30 September 2020 valuation
Disclosure of net defined benefit liability (asset) [line items]
Surplus in plan				£ 2,030
Pension defined benefit plans | UKRF | UK | Deficit contributions valuation recovery plan 2019
Disclosure of net defined benefit liability (asset) [line items]
Surplus in plan					£ 1,970
Pension defined benefit plans | UKRF | UK | Actuarial assumption of key financial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Assumption for future inflation increase (decrease)	0.20%
Future mortality improvement percentage	1.25%	1.25%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ 141	£ 197
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF	12 years	13 years
Duration of expected benefits are projected to be paid out	50 years
Benefits paid	£ 1,075	£ 1,299
Past service cost	£ 0	20
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | Within 10 years
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	30.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 11 to 20
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	35.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 20 to 30
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid	20.00%
Pension defined benefit plans | UKRF | UK | Fair value of scheme assets
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	£ (1,075)	(1,299)
Percentage of fair value of scheme assets invested in liability driven investment strategies	39.00%
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Maximum funding deficit secured by collateral pool	£ 9,000
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC | Bottom of range
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool	100.00%
Post-employment medical defined benefit plans | Other | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	£ 108	£ 121
Defined contribution schemes | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	6
Defined contribution schemes | BPSP | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 59